BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS [Abstract]
Short-term	$ 624,871,434	$ 629,177,762
Long-term, current portion	29,803,934	43,918,386
Subtotal	654,675,368	673,096,148
Long-term	43,451,827	69,489,079
Total	$ 698,127,195	$ 742,585,227